Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2024
Related Party Transactions and Balances [Abstract]
Related party transactions and balances

Note 10 — Related party transactions and balances

The Group has commercial arrangements with related entities to provide or receive technical support and other services.

Mr. Lee, Yat Lung Andrew (“Mr. Lee”), a director and Chief Executive Officer of the Company.

China Information Technology Development Limited (“CITD”) currently indirectly owns 10% of shares of the Group. For the year ended June 30, 2024, the revenue generated from DataCube Research Centre Limited, which is a subsidiary of CITD, amounted to HKD 1,800,000 (US$230,524). For the year ended June 30, 2024, the Group received services from Logic Network Limited (a subsidiary of CITD) and reflected in cost of revenue amounted to HKD 1,140,000 (US$145,998).

For the year ended June 30, 2023, the revenue generated from Macro Systems Limited and DataCube Research Centre Limited, both are subsidiaries of CITD, amounted to HKD 1,275,000 and HKD 7,200,000, respectively. For the year ended June 30, 2023, the Group received services from Logic Network Limited and reflected in cost of revenue amounted to HKD 1,198,545.

The Group remits management fees for the human resource services provided by Boxasone Limited (“BAO”) (Mr. Lee is the sole director and a shareholder). During the year ended June 30, 2023, the Group recorded HKD 119,000 for the human resource services fee, which are reflected in general and administrative expenses and HKD 35,000, which are reflected in cost of revenue on the consolidated statement of income.

For the year ended June 30, 2022, the Group generated revenue from Macro Systems Limited and DataCube Research Centre Limited, both are subsidiaries of CITD, amounted to HKD6,175,000 and HKD5,800,000, respectively. For the year ended June 30, 2022, the Group received services from Logic Network Limited (a subsidiary of CITD) and reflected in cost of revenue amounted to HKD2,316,456.

For the year ended June 30, 2022, the Group generated revenue from BAO amounted to HKD2,500,000; and the Group received services from BAO and reflected in cost of revenue amounted to HKD 615,000.

For the year ended June 30, 2022, the Group purchased computer equipment from BAO amounted to HKD 250,000. The Group also remits management fees for the human resource services provided by BAO. During the year ended June 30, 2022, the Group recorded HKD 204,000, for the human resource services fee, which are reflected in general and administrative expenses and HKD 60,000, for the human resource services fee, which are reflected in cost of revenue on the consolidated statement of income.

The following was a summary of related party’s balances as of June 30, 2024 and 2023:

As of June 30, 2023, the Company has contract liabilities of HKD 1,800,000 with DataCube Research Centre Limited. The Company has prepayment with Logic Network Limited amounted to HKD 100,000.

Amount due to related parties

Name of			As of June 30,
related parties	Relationship	Nature of transactions	2023	2024
			HKD	HKD	US$
BAO	Mr. Lee is a sole director and shareholder	BAO provides management services (human resources and consultation) to the Company. BAO is also reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.	$18,623	$2,422	$310

Amount due to a director

Name of		As of June 30,
related parties	Nature of transactions	2023	2024
		HKD	HKD	US$
Mr. Lee	Mr. Lee from time to time, provides advances to the Company for working capital purposes.	$32,451	$39,591	$5,070